Consolidated Statements of Cash Flows	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (425,709)	$ (54,715)	$ 4,068,979	$ 3,479,011
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	6,421	825	171,527	411,742
Provision for doubtful accounts	4,872,854	626,291	2,154,945	540,000
Amortization of right-of-use asset	828,723	106,513	727,315	480,138
Change in offering cost			628,100
Interest of lease liabilities	23,531	3,024	35,832	14,362
Deferred income tax	(804,021)	(103,338)	(355,566)
Change in operating assets and liabilities
Accounts receivable	(1,810,476)	(232,694)	(4,889,609)	1,405,370
Prepayments and other receivables	(2,000,364)	(257,100)	(148,330)	29,802
Accruals and other payables	1,125,289	144,631	(139,705)	146,735
Contract liabilities	(1,391,183)	(178,804)	352,747	878,473
Operating lease liabilities	(887,040)	(114,008)	(757,329)	(516,001)
Taxes payables	(785,991)	(101,021)	880,075	197,309
Net cash provided by (used in) operating activities	(1,247,966)	(160,396)	2,728,981	7,066,941
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of office equipment			(31,377)	(12,129)
Payments of amount due from a director, net	(9,093,124)	(1,168,707)	37,938	(37,938)
Net cash (used in) provided by investing activities	(9,093,124)	(1,168,707)	6,560	(50,067)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend distribution				(2,300,186)
Payments of offering costs				(2,172,377)
Proceeds of amount due to a director			6,358,430
Proceeds of amount due to related parties			1,177,928
Net proceeds from issuance of ordinary shares - IPO	49,040,843	6,303,045
Repayment of bank borrowings	(460,717)	(59,214)	(453,593)	(75,242)
Net cash (used in) provided by financing activities	48,580,126	6,243,831	7,082,765	(4,547,805)
NET CHANGE IN CASH AND CASH EQUIVALENTS	38,239,036	4,914,728	9,818,306	2,469,069
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	25,296,811	3,251,309	15,478,505	13,009,436
CASH AND CASH EQUIVALENTS AT END OF YEAR	63,535,847	8,166,037	25,296,811	15,478,505
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	1,021,829	131,332	6,115	315,120
Cash received from tax refund	107,872	13,864
Cash paid for interest	101,711	13,073	108,259	97,167
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Termination of operating lease right-of-use assets and operating lease liabilities			128,418
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,750,851
Deferred IPO cost recognized as additional paid-in capital	1,544,276	198,480
Proceeds deposited into escrow account	391,056	50,261
Dividend payable offset against amount due from director and related parties				$ 12,699,814